Taxation - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Income Taxes [Line Items]
Deferred tax asset	$ 8,173	$ 6,857
Deferred tax assets dependent on future taxable profits	6,166	4,022
Unrecognised deductible temporary differences, unused tax losses and credits carried forward	29,026	27,568
Unrecognised deductible temporary differences, unused tax losses and credits carried forward that are subject to time limits for utilisation of five years or later or are not time limited	27,303	25,875
Unrecognised taxable temporary differences associated with undistributed retained earnings of investments in subsidiaries, joint ventures and associates	3,662	4,504
Brazil, Malaysia and Australia
Disclosure Of Income Taxes [Line Items]
Deferred tax asset	1,079	625
Chemical & products and Marketing
Disclosure Of Income Taxes [Line Items]
Deferred tax asset	$ 283	$ 315